Unsecured senior notes (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Apr. 30, 2016 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)
Unsecured senior notes
Carrying value		$ 990,941	¥ 6,447,357	¥ 6,831,012
3.125% notes due 2021
Unsecured senior notes
Aggregate principal amount | $		500,000
Face value of debt instrument | $		$ 500,000
Interest rate (as a percent)		3.125%	3.125%
3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount | $		$ 500,000
Face value of debt instrument | $		$ 500,000
Interest rate (as a percent)		3.875%	3.875%
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item	2
Aggregate principal amount | $	$ 1,000,000
Face value of debt instrument | $	$ 1,000,000
Carrying value			¥ 6,447,357
Unamortized discount and debt issuance costs			86,843
Total principal amounts of unsecured senior notes			6,534,200
Debt discount					¥ 79,289
Debt issuance costs					¥ 35,727
Future principal payments for unsecured senior notes due
Due in 2021			3,267,100
Due in 2026			3,267,100
Unsecured senior notes | 3.125% notes due 2021
Unsecured senior notes
Carrying value			¥ 3,242,565
Effective interest rate (as a percent)		3.37%	3.37%
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Carrying value			¥ 3,204,792
Effective interest rate (as a percent)		4.15%	4.15%